Deferred income tax - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets and liabilities
Deferred tax assets, gross	$ 406	$ 432	$ 428
Available for offset	(202)	(178)
Deferred tax assets	204	254
Deferred tax liabilities, gross	(546)	(721)	$ (790)
Available for offset	202	178
Deferred tax liabilities	(344)	(543)
Tax losses
Deferred income tax assets and liabilities
Deferred tax assets, gross	40	49
Employee benefit obligations
Deferred income tax assets and liabilities
Deferred tax assets, gross	142	179
Depreciation timing differences
Deferred income tax assets and liabilities
Deferred tax assets, gross	84	83
Provisions
Deferred income tax assets and liabilities
Deferred tax assets, gross	74	69
Other
Deferred income tax assets and liabilities
Deferred tax assets, gross	66	52
Deferred tax liabilities, gross	(45)	(34)
Intangible assets
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	(295)	(344)
Accelerated depreciation and other fair value adjustments
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	$ (206)	$ (343)